4. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Schedule of financial assets
	2018	2017

Cash and banks	93,960	40,283
Unrestrictedly available financial investments:
CDBs/Repurchases	981,570	2,920,435

	1,075,530	2,960,718